Cover Page	Sep. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 23, 2026
Entity Registrant Name	RAYMOND JAMES FINANCIAL, INC.
Entity Incorporation, State or Country Code	FL
Entity File Number	1-9109
Entity Tax Identification Number	59-1517485
Entity Address, Address Line One	880 Carillon Parkway
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33716
City Area Code	727
Local Phone Number	567-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	RJF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000720005
Amendment Flag	false